Subsequent Events	12 Months Ended
Dec. 31, 2020
Subsequent Events
17. Subsequent Events

17. Subsequent Events

The Company evaluates subsequent events and transactions that occur after the balance sheet date up to the date that the consolidated financial statements are available to be issued. Any material events that occur between the balance sheet date and the date that the consolidated financial statements were available for issuance are disclosed as subsequent events, while the consolidated financial statements are adjusted to reflect any conditions that existed at the balance sheet date. Based upon this review, except as disclosed within the footnotes or as discussed below, the Company did not identify any subsequent events that require adjustment or disclosure in the consolidated financial statements.

On January 5, 2021, stockholders holding 1,500,000 shares of $0.001 par value Series B Super Voting Preferred Stock (“Series B Preferred Stock”), consented to amend the Articles of Incorporation. Each share of Series B Preferred Stock has voting power equal to 500 shares of Common Stock. The voted Preferred shares, which equal approximately 62%, of the total voting power of the Company’s issued and outstanding capital stock, consented in writing to amend the Company’s Articles of Incorporation (the “Articles of Amendment”). This consent was sufficient to approve the Articles of Amendment under Nevada law and our Articles of Incorporation, which will increase the Company’s authorized shares of capital stock to 1,750,000,000 shares from 1,500,000,000 shares, of which 1,740,000,000 will be Common Stock, and 10,000,000 will be Preferred Stock, with such rights and preferences as set by the Board of Directors from time to time.

On January 5, 2021, the Company converted $16,543 of accrued commissions to the VP of Operations in exchange for 3,243,785 shares of common stock.

On January 5, 2021, the Company issued 4,901,961 shares of common stock through a private placement with an investor for cash proceeds of $25,000.

On January 14, 2021, the Company issued a total of 7,500,000 shares of common stock to Crown Bridge Partners LLC in accordance with the Equity-Line Purchase Agreement of July 27, 2020 for cash proceeds of $36,000.

On February 1, 2021 the Company issued 58,850 Series A Preferred shares to Geneva Roth Remarks Holdings Inc., for cash proceeds of $53,500.

On February 11, 2021, the Company issued 500,000 shares of Series B Super Voting Preferred stock to its directors.

On February 12, 2021, the Company issued 8,787,246 shares of common stock to Geneva Roth Remarks Holdings, Inc. for the conversion of 58,300 shares of Series A preferred stock.

On March 1, 2021 the Company issued 80,850 Series A Preferred shares to Geneva Roth Remarks Holdings Inc. for cash proceeds of $73,500.

On March 8, 2021, the Company issued 3,956,522 shares of common stock to Geneva Roth Remarks Holdings, Inc. for the conversion of 35,000 shares of Series A preferred stock.

On March 9, 2021, the Company issued 1,437,303 shares of common stock to Geneva Roth Remarks Holdings, Inc. for the conversion of 12,703 shares of Series A preferred stock.

On March 26, 2021, the Company issued a total of 9,375,000 shares of common stock to Crown Bridge Partners LLC in accordance with the Equity-Line Purchase Agreement of July 27, 2020 for cash proceeds of $75,000.